Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions															12 Months Ended
	Mar. 08, 2024 USD ($)	Feb. 05, 2024 $ / shares shares	Jan. 19, 2024 shares	Dec. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2023 USD ($)	Sep. 12, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	Jun. 23, 2023 USD ($)	Mar. 01, 2023	Dec. 06, 2022 $ / shares shares	Oct. 10, 2022 USD ($) ft²	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Jul. 22, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Aug. 31, 2023 USD ($) shares	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Lessee, Operating Lease, Description											As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease
Operating lease term of contract lease initial term									48 months
Lease terms operating leases annual increase in rent.											3.00%
Operating Lease, Payments															$ 1,759,000	$ 877,000
Share Price | $ / shares															$ 2.00
Option to purchase common stock. | $ / shares																$ 25
Stock Issued During Period, Shares, New Issues | shares															7,185,734	109,739
Loss Contingency, Name of Plaintiff					Tony Kalajian
Loss Contingency, Damages Sought, Value					$ 575,000
Loss Contingency, Damages Paid, Value					$ 150,000
Debt Instrument, Face Amount															$ 2,500,000	$ 5,265,000
Payments of Financing Costs															2,156,000	58,000
Long-Term Purchase Commitment, Period							2 years
Deferred Compensation Liability, Current															1,600,000
Mr. Camaisa [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Outstanding | shares																			469,719
Deferred Compensation Equity																			$ 700,000
Mr. Leftwich [Member]
Loss Contingencies [Line Items]
Deferred Compensation Equity																			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage																			24.00%
Mr.Kalajian [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares						46,826
Deferred Compensation Liability, Current						$ 333,000
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Accrued Liabilities, Current															$ 300,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares															1,546
Restricted Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares			8,929
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of Land | ft²											15,197
Payments for Rent											$ 100,000
Operating Lease, Payments											100,000
Letters of Credit Outstanding, Amount											100,000
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease amount											$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for Rent | €												€ 4,000
Operating Lease, Expense															$ 1,600,000	900,000
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Expense																$ 200,000
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares, Issued | shares										50,000						250,000
Share Price | $ / shares										$ 3.86						$ 3.86
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares										100,000						1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares										$ 3.86
Issuance of Stock and Warrants for Services or Claims																$ 5,000,000.0
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares													3,000,000
Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt Conversion, Converted Instrument, Rate	94.00%
Settlement Agreement [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares		200,000
Class of Warrant or Right, Outstanding | shares		400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.32
Warrants and Rights Outstanding, Term		5 years
Convertible Promissory Note Purchase Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Unasserted claim	$ 1,500,000
Debt Conversion, Converted Instrument, Rate	6.00%
Payments of Financing Costs	$ 8,000,000
Debt Instrument, Interest Rate, Effective Percentage	150.00%
Convertible Promissory Note Purchase Agreement [Member] | Subsequent Event [Member] | Non Affiliated Purchaser [Member]
Loss Contingencies [Line Items]
Payments of Financing Costs	$ 2,000,000
Convertible Promissory Note Purchase Agreement [Member] | Two Thousand Twenty Four Loan [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt Instrument, Face Amount	2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | Two Thousand Twenty Four Notes [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt Instrument, Face Amount	$ 3,500,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Contractual Obligation															7,300,000
Accounts Payable and Accrued Liabilities															6,100,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Other Commitment																	€ 2,000,000.0	$ 2.9
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Other Commitment															$ 900,000		€ 800,000
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Other Commitment																				$ 10,000,000
License Agreement [Member]
Loss Contingencies [Line Items]
Payments for Royalties														$ 18,700,000
Separation and Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Other Liabilities							$ 500,000	$ 500,000
Commitment fee percentage.							8.00%	8.00%
Contingent bonus and consulting services fees								$ 200,000
Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Structuring fee				$ 25,000
Proceeds from Issuance of Common Stock				250,000
Line of Credit Facility, Commitment Fee Amount				$ 250,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares, Issued | shares				25,000,000
Shares Issued, Price Per Share | $ / shares				$ 0.0001
Equity purchase description				(i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 5,000,000 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered on a Form S-1 filed with the SEC. As of December 31, 2023, the Company has not registered the shares underlying the SEPA and has not issued any shares under the SEPA